JPMorgan High Yield Municipal Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.9% (a)
Alaska — 0.7%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2036	2,000	1,947
Arizona — 4.1%
Arizona Industrial Development Authority, Academies of Math and Science Projects Rev., 4.00%, 7/1/2029 (b)	400	383
Arizona Industrial Development Authority, Cadence Campus Project Series 2020A, Rev., 4.00%, 7/15/2030 (b)	480	453
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project
Series 2021A, Rev., 4.00%, 7/15/2041 (b)	130	106
Series 2021A, Rev., 4.00%, 7/15/2051 (b)	250	185
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2029	1,500	1,220
Series 2019A, Rev., 5.00%, 1/1/2037	1,000	671
Series 2019A, Rev., 5.00%, 1/1/2038	1,000	668
Series 2019A, Rev., 4.25%, 1/1/2039	1,000	601
Series 2019A, Rev., 4.50%, 1/1/2049	2,000	1,088
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (b)	250	242
Arizona Industrial Development Authority, Pinecrest Academy, Horizon, Inspirada and St. Rose Campus Projects Series 2018A, Rev., 5.75%, 7/15/2038 (b)	1,000	1,013
City of Mesa, Utility System Rev., AGM, 5.25%, 7/1/2029	40	45
Glendale Industrial Development Authority, Terraces of Phoenix Project
Series 2018A, Rev., 4.00%, 7/1/2028	450	411
Series 2018A, Rev., 5.00%, 7/1/2038	300	257
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	362
Series 2018A, Rev., 5.00%, 7/1/2033	150	155
Series 2018A, Rev., 5.00%, 7/1/2037	200	202
La Paz County Industrial Development Authority, Charter School Solutions, Harmony Public Schools Project Series 2018A, Rev., 5.00%, 2/15/2028	100	102
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project
Series 2020A, Rev., 4.00%, 7/1/2030 (b)	320	307
Series 2020A, Rev., 5.00%, 7/1/2040 (b)	620	602
Series 2021A, Rev., 4.00%, 7/1/2041 (b)	165	137
Series 2020A, Rev., 5.00%, 7/1/2050 (b)	780	719
Series 2021A, Rev., 4.00%, 7/1/2051 (b)	540	408
Maricopa County Industrial Development Authority, Ottawa University
Rev., 5.00%, 10/1/2026 (b)	125	125
Rev., 5.13%, 10/1/2030 (b)	210	211
Total Arizona		10,673
California — 5.7%
California Community College Financing Authority, Orange Coast Properties LLC - Orange Coast College Project
Rev., 5.00%, 5/1/2037	750	766
Rev., 5.00%, 5/1/2038	400	407
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046 (b)	500	395
California Community Housing Agency, Glendale Properties Series 2021A-2, Rev., 4.00%, 8/1/2047 (b)	1,500	1,145
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.
Series 2021A, Rev., 5.00%, 12/1/2036 (b)	175	177
Series 2021A, Rev., 5.00%, 12/1/2046 (b)	1,000	966

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2047	200	202
California Municipal Finance Authority, John Adams Academies Lincoln Project
Series 2019A, Rev., 4.00%, 10/1/2029 (b)	410	387
Series 2019A, Rev., 5.00%, 10/1/2039 (b)	900	858
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	245	228
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	240	219
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project Rev., AMT, 5.00%, 7/1/2038 (b)	500	522
California Public Finance Authority, Enso Village Project Series 2021A, Rev., 5.00%, 11/15/2056 (b)	500	426
California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2029	200	208
California Public Finance Authority, Laverne Elementary Preparatory Academy
Series 2019A, Rev., 4.25%, 6/15/2029 (b)	675	641
Series 2019A, Rev., 5.00%, 6/15/2039 (b)	785	733
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2018A, Rev., AGM, Zero Coupon, 8/1/2030	200	157
California School Finance Authority, Kipp Projects School Facility Series 2015A, Rev., 5.00%, 7/1/2035 (b)	100	102
CMFA Special Finance Agency VIII Junior, Elan Hunting Beach Series 2021A-2, Rev., 4.00%, 8/1/2047 (b)	1,000	777
CSCDA Community Improvement Authority, Essential Housing, Mezzanine Lien Series 2021B, Rev., 4.00%, 2/1/2057 (b)	1,500	1,044
CSCDA Community Improvement Authority, Essential Housing, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056 (b)	2,115	1,574
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047 (b)	500	377
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Series 2021A, Rev., 4.00%, 8/1/2056 (b)	1,500	1,097
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments Series 2022B, Rev., 5.00%, 9/1/2037 (b)	225	211
Orange County Community Facilities District No. 2021-1, Rienda Series A, Rev., 5.00%, 8/15/2042	600	612
Palomar Health Rev., 5.00%, 11/1/2039	500	505
Pomona Unified School District Series 2000 C, GO, 6.00%, 8/1/2029 (c)	160	190
Total California		14,926
Colorado — 14.6%
Aviation Station North Metropolitan District No. 2, Limited Tax Series 2019A, GO, 5.00%, 12/1/2039	750	704
Bradburn Metropolitan District No. 2, Limited Tax
Series 2018A, GO, 5.00%, 12/1/2038	500	482
Series 2018B, GO, 7.25%, 12/15/2047	500	478
Broadway Park North Metropolitan District No. 2, Limited Tax
GO, 5.00%, 12/1/2040 (b)	550	521
GO, 5.00%, 12/1/2049 (b)	650	593
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,325	1,021
Colorado Crossing Metropolitan District No. 2, Limited Tax
Series 2020A-2, GO, 4.00%, 12/1/2030	1,065	901
Series 2020A-1, GO, 5.00%, 12/1/2047	2,000	1,718
Series 2020A-2, GO, 5.00%, 12/1/2050	2,000	1,488
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	140
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project
Rev., 5.00%, 12/1/2040 (b)	555	508
Rev., 5.00%, 12/1/2050 (b)	735	626
Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project Series 2018A, Rev., 4.00%, 12/1/2048	500	441

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Series 2021A, Rev., 5.00%, 2/1/2051 (b)	750	654
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series 2017A, Rev., 5.25%, 5/15/2028	1,000	1,012
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2050	675	588
Copperleaf Metropolitan District No. 4, Limited Tax
Series 2020A, GO, 5.00%, 12/1/2039	775	733
Series 2020A, GO, 5.00%, 12/1/2049	1,000	886
DIATC Metropolitan District, Limited Tax and Improvement
GO, 3.25%, 12/1/2029 (b)	590	542
GO, 5.00%, 12/1/2039 (b)	1,240	1,195
Dominion Water and Sanitation District Rev., 5.25%, 12/1/2032	515	510
Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	285	238
Lanterns Metropolitan District No. 1, Limited Tax Series 2019A, GO, 5.00%, 12/1/2039	1,375	1,307
Mirabelle Metropolitan District No. 2
Series 2020A, GO, 5.00%, 12/1/2039	700	659
Series 2020A, GO, 5.00%, 12/1/2049	1,250	1,100
Painted Prairie Public Improvement Authority
Rev., 4.00%, 12/1/2029	1,000	939
Rev., 5.00%, 12/1/2039	2,500	2,377
Peak Metropolitan District No. 1 Series A, GO, 5.00%, 12/1/2051 (b)	600	515
Public Authority for Colorado Energy, Natural Gas Purchase Series 2008, Rev., 6.13%, 11/15/2023	25	25
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	692
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	491	357
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (b)	1,250	831
Sky Ranch Community Authority Board, Metropolitan District No. 3 Series A, Rev., 5.75%, 12/1/2052	500	464
STC Metropolitan District No. 2, Limited Tax Improvement
Series 2019A, GO, 3.00%, 12/1/2025	555	527
Series 2019A, GO, 4.00%, 12/1/2029	1,000	928
Series 2019A, GO, 5.00%, 12/1/2038	1,700	1,574
Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2
Series 2020A, Rev., 3.38%, 12/1/2030	500	439
Series 2020A, Rev., 3.75%, 12/1/2040	500	399
Third Creek Metropolitan District No. 1, Limited Tax
Series 2022A-1, GO, 4.50%, 12/1/2037	825	702
Series 2022A-1, GO, 4.75%, 12/1/2051	760	578
Thompson Crossing Metropolitan District No. 4, Unlimited Tax GO, 5.00%, 12/1/2039	1,400	1,309
Trails at Crowfoot Metropolitan District No. 3, Limited Tax
Series 2019A, GO, 4.38%, 12/1/2030	620	577
Series 2019A, GO, 5.00%, 12/1/2039	1,000	948
Transport Metropolitan District No. 3, Limited Tax
Series 2021A-1, GO, 4.13%, 12/1/2031	500	451
Series 2021A-1, GO, 5.00%, 12/1/2041	1,000	887
Verve Metropolitan District No. 1
GO, 5.00%, 12/1/2036	525	513
GO, 5.00%, 12/1/2041	1,125	1,063

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Westerly Metropolitan District No. 4, Limited Tax Series 2021A, GO, 5.00%, 12/1/2040	700	641
Windler Public Improvement Authority, Limited Tax Series 2021A-1, Rev., 4.00%, 12/1/2036	1,865	1,406
Total Colorado		38,187
Connecticut — 1.1%
Connecticut State Health and Educational Facilities Authority, McLean
Series 2020A, Rev., 5.00%, 1/1/2030 (b)	250	246
Series 2020A, Rev., 5.00%, 1/1/2045 (b)	500	437
Connecticut State Health and Educational Facilities Authority, The Griffin Hospital Series G-1, Rev., 5.00%, 7/1/2034 (b)	225	224
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (b)	1,500	1,554
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project Rev., 4.00%, 4/1/2051 (b)	700	504
Total Connecticut		2,965
Delaware — 0.1%
Delaware State Economic Development Authority, Aspria of Delaware Charter Series 2022A, Rev., 4.00%, 6/1/2042	250	200
District of Columbia — 0.8%
District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	200	181
District of Columbia, Latin American Montessori Bilingual Public Charter School
Rev., 4.00%, 6/1/2030	1,000	951
Rev., 5.00%, 6/1/2040	1,000	952
Total District of Columbia		2,084
Florida — 8.9%
Capital Trust Agency, Inc., Advantage Academy of Hillsborough Project
Series 2019A, Rev., 5.00%, 12/15/2029	405	410
Series 2019A, Rev., 5.00%, 12/15/2039	1,775	1,754
Capital Trust Agency, Inc., Franklin Academy Project
Rev., 4.00%, 12/15/2025 (b)	300	292
Rev., 5.00%, 12/15/2026 (b)	300	300
Rev., 5.00%, 12/15/2027 (b)	330	329
Rev., 5.00%, 12/15/2028 (b)	345	345
Rev., 5.00%, 12/15/2029 (b)	365	363
Rev., 5.00%, 12/15/2030 (b)	510	507
Capital Trust Agency, Inc., Imagine School at Land O'Lakes Project
Series 2020A, Rev., 3.00%, 12/15/2029 (b)	420	380
Series 2020A, Rev., 5.00%, 12/15/2039 (b)	640	604
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (b)	1,625	1,312
Capital Trust Agency, Inc., Liza Jackson Preparatory School, Inc., Project
Series 2020A, Rev., 4.00%, 8/1/2030	200	197
Series 2020A, Rev., 5.00%, 8/1/2040	300	301
Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031 (b)	200	181
Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., AMT, 4.00%, 10/1/2041 (b)	400	325
City of Tampa, H. Lee Moffitt Cancer Center Project Series 2020B, Rev., 4.00%, 7/1/2038	190	185
County of Lake, Imagine South Lake Charter School Project Series A, Rev., 5.00%, 1/15/2029 (b)	500	503
County of Palm Beach, Palm Beach Atlantic University
Series 2019A, Rev., 5.00%, 4/1/2029 (b)	400	403
Series 2019A, Rev., 5.00%, 4/1/2039 (b)	900	856

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Florida Development Finance Corp., Educational Facilities, Renaissance Charter School, Inc. Project
Series 2020C, Rev., 4.00%, 9/15/2030 (b)	235	215
Series 2020C, Rev., 5.00%, 9/15/2040 (b)	525	462
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Series 2021A, Rev., 4.00%, 7/1/2045	600	496
Series 2022A-1, Rev., 5.00%, 7/1/2051	195	187
Series 2022B, Rev., 5.00%, 7/1/2051	325	312
Florida Development Finance Corp., Educational Facilities, UCP Charter Schools Project
Series 2020A, Rev., 4.00%, 6/1/2030	500	461
Series 2020A, Rev., 5.00%, 6/1/2040	830	757
Florida Development Finance Corp., IDEA Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (b)	650	641
Florida Development Finance Corp., Imagine School at Broward Project
Series A, Rev., 4.00%, 12/15/2029 (b)	260	256
Series 2019A, Rev., 5.00%, 12/15/2034 (b)	525	546
Series A, Rev., 5.00%, 12/15/2039 (b)	305	309
Florida Development Finance Corp., Mater Academy Project Series 2020A, Rev., 5.00%, 6/15/2040	590	588
Florida Development Finance Corp., Pepin Academics of Pasco County, Inc. Project Series 2020A, Rev., 5.00%, 1/1/2040 (b)	2,430	2,259
Florida Higher Educational Facilities Financial Authority, St. Leo University Project Rev., 5.00%, 3/1/2039	750	686
Lee County School Board (The)
Series 2023A, COP, 4.00%, 8/1/2046	1,735	1,652
Series 2023A, COP, 4.00%, 8/1/2048	500	474
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000	1,014
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series A, Rev., 5.00%, 11/1/2052	1,000	978
Pinellas County Educational Facilities Authority, Pinellas Academy of Math and Science Project Series 2018A, Rev., 4.13%, 12/15/2028 (b)	785	779
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2051 (b)	830	618
Total Florida		23,237
Georgia — 0.4%
George L Smith II Congress Center Authority, Convention Center Hotel Second
Series 2021B, Rev., 5.00%, 1/1/2036 (b)	500	460
Series 2021B, Rev., 5.00%, 1/1/2054 (b)	855	688
Total Georgia		1,148
Idaho — 0.1%
Idaho Housing and Finance Association, Compass Public Charter School, Inc., Project Series 2018A, Rev., 4.63%, 7/1/2029 (b)	165	166
Illinois — 2.8%
City of Chicago, Second Lien Waterworks Project
Series 1, Rev., AMBAC, BHAC - CR, 5.75%, 11/1/2030	145	159
Series 2023B, Rev., AGM, 4.00%, 11/1/2040	1,000	969
County of Du Page, The Morton Abroretum Project Series G, Rev., 3.00%, 5/15/2047	1,265	903
Illinois Finance Authority, Clark-Lindsey Village Series A, Rev., 5.25%, 6/1/2037	175	160
Illinois Finance Authority, Lake Forest College
Series A, Rev., 5.50%, 10/1/2039	400	399
Series A, Rev., 5.50%, 10/1/2042	1,200	1,193
Illinois Finance Authority, Plymouth Place, Inc. Series 2022B-1, Rev., 6.00%, 11/15/2027	200	200
Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2051	500	408

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, University of Illinois at Urbana-Champaign Project Series 2019A, Rev., 5.00%, 10/1/2039	350	364
Metropolitan Water Reclamation District of Greater Chicago Series 2007C, GO, 5.25%, 12/1/2027	50	55
State of Illinois
GO, 4.13%, 8/8/2023	170	170
Series 2023B, GO, 4.50%, 5/1/2048	160	157
Upper Illinois River Valley Development Authority, Morris Hospital
Rev., 5.00%, 12/1/2028	1,050	1,102
Rev., 5.00%, 12/1/2029	875	919
Rev., 5.00%, 12/1/2033	250	262
Rev., 5.00%, 12/1/2034	20	21
Total Illinois		7,441
Indiana — 2.6%
City of Franklin, Otterbeit Homes
Series B, Rev., 4.00%, 7/1/2039	750	701
Series B, Rev., 4.00%, 7/1/2040	500	463
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	1,000	749
City of Valparaiso Rev., 5.38%, 12/1/2041 (b)	1,550	1,183
Indiana Finance Authority, DePauw University Series 2022-A, Rev., 5.00%, 7/1/2032	500	533
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 4.00%, 7/1/2030	105	98
Series 2020A, Rev., 5.00%, 7/1/2040	170	162
Series 2020A, Rev., 5.00%, 7/1/2055	455	409
Indiana Finance Authority, Goshen Health
Series 2019A, Rev., 4.00%, 11/1/2036	235	232
Series 2019A, Rev., 4.00%, 11/1/2037	330	320
Indiana Finance Authority, Marian University Project Series A, Rev., 4.00%, 9/15/2044	1,090	941
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (b)	1,250	977
Total Indiana		6,768
Iowa — 0.6%
Iowa Finance Authority, Northcrest Inc., Project Series 2018A, Rev., 5.00%, 3/1/2028	590	584
Iowa Finance Authority, PHS Council Bluffs, Inc., Project
Series 2018, Rev., 3.95%, 8/1/2023	50	50
Series 2018, Rev., 4.45%, 8/1/2028	250	229
Series 2018, Rev., 5.00%, 8/1/2033	485	427
Series 2018, Rev., 5.00%, 8/1/2038	370	301
Total Iowa		1,591
Kansas — 0.6%
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc. Series 2018A, Rev., 5.00%, 5/15/2032	500	495
City of Topeka, Kansas Health Care Facilities Series 2022-A, Rev., 5.75%, 12/1/2033	250	247
City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.
Series 2018 I, Rev., 5.00%, 5/15/2033	500	463
Series I, Rev., 5.00%, 5/15/2038	500	435
Total Kansas		1,640

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — 0.6%
City of Ashland, Kings Daughters Medical Center
Series 2016A, Rev., 4.00%, 2/1/2036	1,000	945
Series 2016A, Rev., 5.00%, 2/1/2040	500	504
Total Kentucky		1,449
Louisiana — 2.1%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (b)	1,145	941
Louisiana Public Facilities Authority, Materra Campus Project Series 2021C, Rev., 4.00%, 6/1/2041 (b)	440	347
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2051 (b)	700	549
Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740	565
Louisiana Public Facilities Authority, School Master Project Series 2021A, Rev., 4.00%, 6/1/2031 (b)	290	265
Louisiana Public Facilities Authority, Young Audiences Charter School Project
Series A, Rev., 5.00%, 4/1/2030 (b)	425	417
Series A, Rev., 5.00%, 4/1/2039 (b)	1,425	1,298
Series A, Rev., 5.00%, 4/1/2049 (b)	1,135	965
New Orleans Aviation Board, General Airport, North Terminal Project Series B, Rev., AMT, 5.00%, 1/1/2048	250	253
Total Louisiana		5,600
Maryland — 2.2%
County of Frederick, Educational Facilities, Mount St. Mary's University Series 2017A, Rev., 5.00%, 9/1/2037 (b)	1,500	1,414
Maryland Economic Development Corp., Annapolis Mobility and Resilience Project Series 2022-A, Rev., 5.00%, 12/31/2037	1,000	1,042
Maryland Economic Development Corp., Bowie State University Project Rev., 4.00%, 7/1/2040	300	277
Maryland Economic Development Corp., Morgan State University Project
Series 2022-A, Rev., 5.25%, 7/1/2032	500	557
Series 2022-A, Rev., 5.25%, 7/1/2033	545	605
Maryland Economic Development Corp., Port Covington Project Rev., 4.00%, 9/1/2040	875	763
Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue
Rev., 3.25%, 7/1/2039	175	140
Rev., 4.00%, 7/1/2040	215	203
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project Series 2021A, Rev., 4.00%, 6/1/2051	750	642
Total Maryland		5,643
Massachusetts — 3.2%
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.25%, 7/1/2048	500	523
Series 2023G, Rev., 4.38%, 7/1/2052	700	657
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2037	500	510
Rev., 5.00%, 1/1/2038	405	411
Rev., 5.00%, 1/1/2043	500	503
Massachusetts Development Finance Agency, Emmanuel College Series 2016A, Rev., 5.00%, 10/1/2043	500	485
Massachusetts Development Finance Agency, Newbridge On the Charles, Inc. Series 2017, Rev., 4.13%, 10/1/2042 (b)	2,000	1,606
Massachusetts Development Finance Agency, Orchid Cove, Inc.
Rev., 4.00%, 10/1/2029	925	890
Rev., 4.00%, 10/1/2039	500	432
Rev., 5.00%, 10/1/2039	250	245
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2036	450	466

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Rev., 5.00%, 7/1/2037	605	622
Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,280	993
Total Massachusetts		8,343
Michigan — 3.4%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2031	210	218
GO, 5.00%, 4/1/2037	500	502
Flint Hospital Building Authority, Hurley Medical Center Rev., 4.00%, 7/1/2038	1,800	1,588
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project
Rev., 5.00%, 5/15/2037	1,230	1,113
Series 2020A, Rev., 5.00%, 5/15/2055	3,000	2,357
Michigan Finance Authority, Aqunias College Project Rev., 4.00%, 5/1/2031	540	473
Michigan Finance Authority, Lawrence Technological University Rev., 4.00%, 2/1/2042	370	298
Michigan Finance Authority, Universal Learning Academy Rev., 6.00%, 11/1/2032	750	770
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project
Rev., 5.00%, 5/15/2037	670	632
Rev., 5.00%, 5/15/2044	1,000	883
Total Michigan		8,834
Minnesota — 0.5%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2038	750	695
City of Woodbury, Charter School Lease
Series 2020A, Rev., 3.00%, 12/1/2030	225	204
Series 2020A, Rev., 4.00%, 12/1/2040	200	176
Series A, Rev., 4.00%, 12/1/2050	250	207
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	25	25
Total Minnesota		1,307
Mississippi — 0.9%
Mississippi Development Bank, Harrison County, Coliseum and Convention Center
Series A, Rev., GTD, 5.25%, 1/1/2030	160	179
Series 2010A, Rev., GTD, 5.25%, 1/1/2034	100	115
Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project
Series A, Rev., 4.00%, 1/1/2039	1,250	1,211
Series A, Rev., 4.00%, 1/1/2040	1,000	963
Total Mississippi		2,468
Missouri — 2.9%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	551
Series 2019A, Rev., 5.00%, 2/1/2034	1,010	983
Series 2016A, Rev., 5.00%, 2/1/2036	1,500	1,436
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	924
Industrial Development Authority of the City of St Louis Missouri (The), Innovation District Rev., 5.00%, 5/15/2041	575	565
Joplin Industrial Development Authority, 32nd Street Place Community Improvement District Project
Series 2021, Rev., 3.50%, 11/1/2040	605	517
Series 2021, Rev., 4.25%, 11/1/2050	1,250	1,022

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Plaza at Noah's Ark Community Improvement District
Rev., 3.00%, 5/1/2025	225	218
Rev., 3.00%, 5/1/2026	275	263
Series 2021, Rev., 3.13%, 5/1/2035	500	416
St. Louis County Industrial Development Authority, Friendship Village Series 2018A, Rev., 5.00%, 9/1/2028	630	622
Total Missouri		7,517
Montana — 0.5%
Cascade County Elementary School District No. 1 Great Falls, School Building Series 2018, GO, 3.63%, 7/1/2038	335	321
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2032 (b)	1,000	912
Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	10	10
Total Montana		1,243
Nevada — 0.7%
City of Las Vegas, Special Improvement District No. 611, Local Improvement
Series 2020, 3.50%, 6/1/2030	200	183
Series 2020, 3.50%, 6/1/2031	160	142
Series 2020, 3.75%, 6/1/2032	260	231
4.00%, 6/1/2033	180	167
4.00%, 6/1/2034	185	169
4.00%, 6/1/2035	185	168
4.00%, 6/1/2040	445	388
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2023 (b)	65	65
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	200	221
Total Nevada		1,734
New Hampshire — 0.4%
City of Manchester, School Facilities Rev., NATL - RE, 5.50%, 6/1/2027	100	109
New Hampshire Business Finance Authority, The Vista Project
Series 2019A, Rev., 5.25%, 7/1/2039 (b)	200	179
Series 2019A, Rev., 5.63%, 7/1/2046 (b)	1,000	894
Total New Hampshire		1,182
New Jersey — 2.1%
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039 (b)	2,000	1,435
New Jersey Economic Development Authority, Golden Door Charter School Project Series 2018A, Rev., 5.13%, 11/1/2029 (b)	210	208
New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project Series 2018-A, Rev., 5.00%, 10/1/2033 (b)	1,000	950
New Jersey Economic Development Authority, White Horse HMT Urban Renewal LLC Project Rev., 5.00%, 1/1/2040 (b)	3,000	2,136
New Jersey Higher Education Student Assistance Authority, Senior Student Loan
Series 2018A, Rev., AMT, 4.00%, 12/1/2032	195	194
Series 2018A, Rev., AMT, 4.00%, 12/1/2033	240	238
Series 2018A, Rev., AMT, 4.00%, 12/1/2034	140	139
Series 2018A, Rev., AMT, 4.00%, 12/1/2035	95	94
Total New Jersey		5,394

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group - La Vida Llena Expansion Project
Series A, Rev., 5.00%, 7/1/2033	360	341
Series A, Rev., 5.00%, 7/1/2034	375	352
Total New Mexico		693
New York — 3.6%
Buffalo and Erie County Industrial Land Development Corp., D'youville College Project
Series 2020A, Rev., 4.00%, 11/1/2035	510	493
Series 2020A, Rev., 4.00%, 11/1/2040	1,035	947
Build NYC Resource Corp., Inwood Academy for Leadership Charter School Project
Series 2018A, Rev., 4.88%, 5/1/2031 (b)	400	394
Series 2018A, Rev., 5.13%, 5/1/2038 (b)	250	242
Build NYC Resource Corp., New World Preparatory Charter School Project Series 2021A, Rev., 4.00%, 6/15/2051 (b)	395	292
Build NYC Resource Corp., Richmond Preparatory Charter School Project Series 2021A, Rev., 5.00%, 6/1/2041 (b)	550	519
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series 2017A, Rev., 4.00%, 11/1/2042	1,000	732
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project
Series 2020A, Rev., 5.00%, 6/1/2040 (b)	630	632
Series 2020A, Rev., 5.00%, 6/1/2059 (b)	540	517
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2034	375	386
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2028	500	517
Series 2018, Rev., AMT, 4.00%, 1/1/2036	500	479
Onondaga Civic Development Corp., Le Moyne College Project
Rev., 5.00%, 1/1/2037	300	307
Rev., 5.00%, 1/1/2038	200	204
Rev., 5.00%, 1/1/2043	500	505
Suffolk County Economic Development Corp., Peconic Landing at Southold Project, Inc. Series 2019B, Rev., 5.00%, 12/1/2029	750	757
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Series 2021, Rev., 5.38%, 11/1/2054 (b)	750	535
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project Rev., 5.00%, 7/1/2042	365	377
Yonkers Economic Development Corp., Charter School of Educational Excellence Project
Series 2019A, Rev., 4.00%, 10/15/2029	200	186
Series 2019A, Rev., 5.00%, 10/15/2039	315	291
Total New York		9,312
North Carolina — 0.1%
North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	355	325
Ohio — 2.6%
Cleveland-Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project
Rev., 5.00%, 12/1/2033	1,000	1,010
Series 2018, Rev., 5.25%, 12/1/2038	500	504
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022-A, Rev., 5.00%, 5/15/2032	460	439
County of Greene, Various Purpose Series 2007A, GO, AMBAC, 5.25%, 12/1/2028	45	49
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.00%, 5/1/2030	250	238
Northeast Ohio Medical University
Series 2021A, Rev., 3.00%, 12/1/2040	125	96

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Series 2021A, Rev., 4.00%, 12/1/2045	120	105
Ohio Higher Educational Facility Commission, Capital University 2022 Project
Rev., 5.00%, 9/1/2032	415	424
Rev., 5.75%, 9/1/2037	605	627
Ohio Higher Educational Facility Commission, The Cleveland Institute of Art 2018 Project
Rev., 5.00%, 12/1/2028	500	500
Rev., 5.00%, 12/1/2033	270	259
Rev., 5.00%, 12/1/2038	685	639
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	2,000	2,025
Total Ohio		6,915
Oklahoma — 0.3%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series B, Rev., 5.00%, 8/15/2038	1,000	923
Oregon — 1.6%
Linn County Community School District No. 9 Lebanon Series 2005, GO, NATL - RE, 5.50%, 6/15/2030	20	23
Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt Series 2020A, Rev., 5.00%, 10/1/2035	135	142
Salem Hospital Facility Authority, Capital Manor Project
Rev., 5.00%, 5/15/2038	1,000	978
Rev., 4.00%, 5/15/2047	100	73
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc.
Series 2022, Rev., 5.00%, 7/1/2036	1,430	1,486
Series 2022, Rev., 5.00%, 7/1/2037	1,505	1,547
Total Oregon		4,249
Pennsylvania — 3.8%
Allegheny County Higher Education Building Authority, Chatham University Rev., 5.00%, 9/1/2032	475	479
Allentown Neighborhood Improvement Zone Development Authority, City Center Project
Rev., 5.00%, 5/1/2033 (b)	250	253
Rev., 5.00%, 5/1/2042 (b)	250	243
Berks County Industrial Development Authority, The Highlands at Wyomissing Series 2017A, Rev., 5.00%, 5/15/2037	250	242
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	890	658
City of Erie, Higher Education Building Authority, Gannon University Project - AICUP Financing Program Series 2021TT1, Rev., 4.00%, 5/1/2041	175	146
Dallas Area Municipal Authority, Misericordia University Project Rev., 5.00%, 5/1/2029	650	652
Franklin County Industrial Development Authority, Menno-Haven, Inc., Project Rev., 5.00%, 12/1/2049	500	388
Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc., Project
Series 2019A, Rev., 5.00%, 6/15/2032	545	522
Series 2019A, Rev., 5.00%, 6/15/2033	570	542
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2034	275	287
Rev., 4.00%, 4/1/2036	520	487
Rev., 4.00%, 4/1/2037	545	499
Rev., 4.00%, 4/1/2039	725	646
Philadelphia Authority for Industrial Development, Holy Family University Project Series 2023, Rev., 5.00%, 9/1/2028 (d)	640	680
Philadelphia Authority for Industrial Development, Independence Charter School West Project Rev., 4.00%, 6/15/2029	355	337
Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018-A, Rev., 4.50%, 6/1/2029 (b)	600	591

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project
Series 2020A, Rev., 5.00%, 8/1/2030	175	179
Series 2020A, Rev., 5.00%, 8/1/2040	315	313
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project Series 2021A, Rev., 4.00%, 6/1/2041	200	164
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750	693
Wilkes-Barre Area School District GO, 3.75%, 4/15/2044	1,000	916
Total Pennsylvania		9,917
Rhode Island — 0.0% ^
Rhode Island Student Loan Authority Series 2017A, Rev., AMT, 5.00%, 12/1/2024	100	101
South Carolina — 0.7%
South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Series 2021A, Rev., 8.75%, 7/1/2025 (b)	300	326
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series 2019A, Rev., 5.00%, 12/1/2034 (b)	1,405	1,418
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 5.00%, 11/15/2029	110	109
Total South Carolina		1,853
Tennessee — 1.9%
Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project
Series 2018, Rev., 4.50%, 6/1/2028 (b)	300	301
Series 2018, Rev., 5.13%, 6/1/2036 (b)	425	429
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	1,000	751
Series 2019A, Rev., 5.75%, 10/1/2054	1,500	1,098
Series 2019A, Rev., 5.75%, 10/1/2059	3,350	2,397
Total Tennessee		4,976
Texas — 6.0%
Arlington Higher Education Finance Corp., Newman International Academy
Series 2021A, Rev., 5.00%, 8/15/2041	300	266
Series 2021A, Rev., 5.00%, 8/15/2051	850	712
Arlington Higher Education Finance Corp., TGP Public Schools, Gathering Place Series 2022A, Rev., 5.25%, 8/15/2032	410	388
Arlington Higher Education Finance Corp., Winfree Academy Charter Schools
Series 2019A, Rev., 5.15%, 8/15/2029	405	401
Series 2019A, Rev., 5.75%, 8/15/2043	1,000	977
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien Series 2021A, Rev., 4.00%, 10/1/2050	875	700
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project Rev., 4.00%, 7/15/2045	940	639
City of Houston, Airport System, United Airlines, Inc., Terminal Improvements Projects Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	550	478
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, Zero Coupon, 12/1/2027 (c)	30	26
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550	435
New Hope Cultural Education Facilities Finance Corp., Beta Academy
Series A, Rev., 3.38%, 8/15/2029 (b)	300	270
Series A, Rev., 5.00%, 8/15/2039 (b)	425	405
Series A, Rev., 5.00%, 8/15/2049 (b)	670	600
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series 2018A, Rev., 5.50%, 7/1/2054	1,000	768

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 5.00%, 1/1/2035	500	451
Rev., 4.00%, 1/1/2037	625	486
Series 2020A, Rev., 5.00%, 1/1/2040	790	682
Series 2020A, Rev., 5.00%, 1/1/2055	2,000	1,571
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2039	1,000	844
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation Series 2019A-1, Rev., 5.00%, 12/1/2039	1,420	1,330
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project
Rev., 4.00%, 1/1/2029	300	264
Rev., 5.00%, 1/1/2039	205	165
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2051	500	391
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,000	805
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Series A, Rev., 4.00%, 7/1/2053	1,000	912
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Series A, Rev., 5.25%, 12/1/2039	170	171
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.25%, 11/15/2031	500	479
Total Texas		15,616
Utah — 5.0%
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax
Series 2021, GO, 4.13%, 6/1/2036 (b)	895	746
GO, 4.25%, 6/1/2041 (b)	1,100	881
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area
Series 2020B, 6.25%, 8/1/2030 (b)	1,000	929
Series 2020A, 4.50%, 8/1/2040 (b)	1,000	822
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2 4.00%, 8/1/2050 (b)	1,750	1,290
Military Installation Development Authority, Tax Allocation and Hotel Tax
Series 2021A-1, Rev., 4.00%, 6/1/2036	500	423
Series 2021A-1, Rev., 4.00%, 6/1/2041	500	401
UIPA Crossroads Public Infrastructure District, Tax Differential Rev., 4.13%, 6/1/2041 (b)	1,000	870
Utah Charter School Finance Authority, Mountain West Montessori Academy Project
Series 2020A, Rev., 3.13%, 6/15/2029 (b)	570	517
Series 2020A, Rev., 5.00%, 6/15/2039 (b)	475	454
Series 2020A, Rev., 5.00%, 6/15/2049 (b)	825	745
Utah Charter School Finance Authority, Summit Academy Incorporated Series A, Rev., 4.00%, 4/15/2033	260	258
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project
Series 2021A, Rev., 5.00%, 6/15/2041 (b)	870	794
Series 2021A, Rev., 5.00%, 6/15/2052 (b)	1,295	1,115
Utah Charter School Finance Authority, Wallace Stegner Academy
Series 2022-A, Rev., 5.25%, 6/15/2032 (b)	250	244
Series 2022-A, Rev., 5.63%, 6/15/2042 (b)	400	388
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 4.00%, 10/15/2033	500	467
Rev., 4.00%, 10/15/2036	500	442
Rev., 4.00%, 10/15/2039	700	591
Rev., 4.00%, 10/15/2041	250	205

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — continued
Rev., 4.00%, 10/15/2042	475	384
Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2025	40	41
Total Utah		13,007
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan
Series 2018A, Rev., AMT, 4.00%, 6/15/2032	70	69
Series 2018A, Rev., AMT, 4.00%, 6/15/2033	90	89
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	70	69
Total Vermont		227
Virgin Islands — 0.2%
Matching Fund Special Purpose Securitization Corp. Series 2022A, Rev., 5.00%, 10/1/2025	500	505
Virginia — 3.3%
Danville Industrial Development Authority, Averett University Series 2017A, Rev., 4.75%, 10/1/2032	760	679
Fredericksburg Economic Development Authority, Stadium Project
Series 2021A-1, Rev., 7.00%, 11/15/2026 (b)	580	580
Series B, Rev., 6.13%, 9/1/2029 (b)	1,695	1,566
Series B, Rev., 7.00%, 9/1/2044 (b)	1,000	834
Norfolk Redevelopment and Housing Authority, Fort Norfolk Retirement Community, Harbors Edge Project Series 2019A, Rev., 4.38%, 1/1/2039	1,400	1,095
Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living
Series 2019A, Rev., 4.75%, 9/1/2029	1,000	786
Series 2020, Rev., 4.30%, 9/1/2030	770	583
Series 2019A, Rev., 5.00%, 9/1/2034	2,000	1,465
Series 2020, Rev., 5.00%, 9/1/2040	1,640	1,098
Total Virginia		8,686
Washington — 0.4%
Washington Higher Education Facilities Authority, Seattle University Project Rev., 3.50%, 5/1/2039	300	258
Washington State Housing Finance Commission, Judson Park Project
Rev., 4.00%, 7/1/2028 (b)	535	490
Rev., 5.00%, 7/1/2038 (b)	300	258
Total Washington		1,006
West Virginia — 0.5%
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc. Series 2019A, Rev., 5.00%, 9/1/2038	1,250	1,262
Wisconsin — 4.9%
Public Finance Authority Series 2022, Rev., 4.00%, 4/1/2042 (b)	500	411
Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 3.00%, 1/1/2050	750	518
Public Finance Authority, Carson Valley Medical Center Series 2021A, Rev., 4.00%, 12/1/2041	500	409
Public Finance Authority, Cedars Obligated Group Series 4, Rev., 4.25%, 5/1/2029 (b)	855	755
Public Finance Authority, Community School of Davidson Project Series 2018, Rev., 3.75%, 10/1/2023	80	80
Public Finance Authority, Eastern Michigan University Student Housing Project
Series 2022-A, Rev., 5.25%, 7/1/2033	500	567
Series 2022-A, Rev., 5.25%, 7/1/2034	500	566
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030 (b)	235	224
Series 2020A, Rev., 5.00%, 6/15/2040 (b)	410	392

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, First Mortgage Southminster, Inc. Series 2018, Rev., 4.25%, 10/1/2038 (b)	935	757
Public Finance Authority, Minnesota College of Osteopathic Medicine
Series 2019A-1, Rev., 5.50%, 12/1/2048 (b) (e)	17	5
Series 2019A-2, Rev., 7.25%, 12/1/2048 (b) (e)	46	14
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2027	160	163
Rev., 5.00%, 6/15/2028	505	518
Rev., 5.00%, 6/15/2034	215	222
Rev., 5.00%, 6/15/2039	390	393
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.00%, 11/15/2042 (b)	3,955	2,760
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	800	554
Public Finance Authority, Senior Lien, Grand Hyatt Series 2022A, Rev., 3.75%, 2/1/2032	300	276
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (b)	250	227
Public Finance Authority, Ultimate Medical Academy Project Series 2019A, Rev., 5.00%, 10/1/2034 (b)	500	501
Public Finance Authority, Viticus Group Project
Series 2022B, Rev., 5.00%, 12/1/2024 (b)	215	210
Series 2022A, Rev., 4.00%, 12/1/2031 (b)	400	361
Public Finance Authority, Wilson Preparatory Academy
Series 2019A, Rev., 4.13%, 6/15/2029 (b)	400	378
Series 2019A, Rev., 5.00%, 6/15/2039 (b)	500	475
Series 2019A, Rev., 5.00%, 6/15/2049 (b)	1,100	981
Total Wisconsin		12,717
Total Municipal Bonds (Cost $296,523)		255,977
	SHARES (000)
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (f) (g) (Cost $213)	213	213
Total Investments — 98.0% (Cost $296,736)		256,190
Other Assets Less Liabilities — 2.0%		5,211
NET ASSETS — 100.0%		261,401

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security is prerefunded or escrowed to maturity.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Defaulted security.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2023.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V2	5.00	Quarterly	12/20/2027	4.58	USD 13,050	443	(774)	(331)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$255,977	$—	$255,977

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$213	$—	$—	$213
Total Investments in Securities	$213	$255,977	$—	$256,190
Depreciation in Other Financial Instruments
Swaps	$—	$(774)	$—	$(774)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (a) (b)	$—	$26,363	$26,149	$(1)	$— (c)	$213	213	$13	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
(c)	Amount rounds to less than one thousand.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
(1). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.